employee future benefits (Tables)	6 Months Ended
Jun. 30, 2020
employee future benefits
Schedule of defined benefit pension plan expense (recovery)

	2020				2019
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
Three-month periods ended June 30 (millions)	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$23	$—	$—	$23	$18	$—	$—	$18
Past service costs	—	—	—	—	—	—	—	—
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	74	—	74	—	83	—	83
Return, including interest income, on plan assets [1]	—	(71)	(467)	(538)	—	(86)	(131)	(217)
Interest effect on asset ceiling limit	—	1	—	1	—	3	—	3
	—	4	(467)	(463)	—	—	(131)	(131)
Administrative fees	2	—	—	2	1	—	—	1

Re-measurements arising from:
Financial assumptions [2]	—	—	1,396	1,396	—	—	—	—
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	(28)	(28)	—	—	115	115
	$25	$4	$901	$930	$19	$—	$(16)	$3

	2020				2019
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
Six-month periods ended June 30 (millions)	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$46	$—	$—	$46	$36	$—	$—	$36
Past service costs	3	—	—	3	—	—	—	—
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	148	—	148	—	167	—	167
Return, including interest income, on plan assets [1]	—	(142)	(32)	(174)	—	(172)	(490)	(662)
Interest effect on asset ceiling limit	—	2	—	2	—	5	—	5
	—	8	(32)	(24)	—	—	(490)	(490)
Administrative fees	3	—	—	3	3	—	—	3
Re-measurements arising from: Financial assumptions [2]	—	—	507	507	—	—	—	—
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	—	—	—	—	441	441
	$52	$8	$475	$535	$39	$—	$(49)	$(10)
(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

(2)	The discount rate used to estimate the defined benefit obligations accrued as at June 30, 2020, was 2.75% (December 31, 2019 – 3.10%).

Schedule of defined contribution pension plan expense

	Three months		Six months
Periods ended June 30 (millions)	2020	2019	2020	2019
Union pension plan and public service pension plan contributions	$5	$5	$10	$11
Other defined contribution pension plans	20	15	36	32
	$25	$20	$46	$43